Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		3 Months Ended	9 Months Ended
	Mar. 04, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Summary of Significant Accounting Policies [Line Items]
FDIC insured amount		$ 250,000	$ 250,000
Cash equivalents		$ 0	0
Restricted investments term		185 days
Unrecognized tax benefits		$ 0	0	$ 0
Accrued for interest and penalties		$ 0	$ 0
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		62,000,000
Common Class A [Member]
Summary of Significant Accounting Policies [Line Items]
Stock issued during period shares	20,000,000
Common Class B [Member]
Summary of Significant Accounting Policies [Line Items]
Weighted average number of shares common stock subject to repurchase or cancellation			1,285,714
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Stock issued during period shares			20,000,000
IPO [Member] | Common Class A [Member]
Summary of Significant Accounting Policies [Line Items]
Stock issued during period shares	23,000,000	23,000,000
Working Capital Loan [Member]
Summary of Significant Accounting Policies [Line Items]
Debt instrument conversion price	$ 0.5	$ 0.5
US Government Securities [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted investments term		185 days